SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Lease
Right-of-use asset, net	$ 191,327	$ 228,439
Current operating lease liabilities	80,813	78,734
Non-current operating lease liabilities	116,329	156,551
Operating lease liabilities	$ 197,142	$ 235,285